UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-09993

 NAME OF REGISTRANT:                     Cohen & Steers Advantage
                                         Income Realty Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 PARK AVENUE 10TH FLOOR
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Francis C. Poli
                                         280 PARK AVENUE 10TH FLOOR
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2009 - 06/30/2010


Cohen & Steers Advantage Income Realty Fund
--------------------------------------------------------------------------------------------------------------------------
 DEXUS PROPERTY GROUP                                                                        Agenda Number:  702105239
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q3190P100
    Meeting Type:  AGM
    Meeting Date:  26-Oct-2009
          Ticker:
            ISIN:  AU000000DXS1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       VOTING EXCLUSIONS APPLY TO THIS MEETING FOR               Non-Voting    No vote
       PROPOSALS 4 AND VOTES CAST BY ANY INDIVIDUAL
       OR RELATED PARTY WHO BENEFIT FROM THE PASSING
       OF THE PROPOSAL/S WILL BE DISREGARDED. HENCE,
       IF YOU HAVE OBTAINED BENEFIT OR DO EXPECT TO
       OBTAIN FUTURE BENEFIT YOU SHOULD NOT VOTE [OR
       VOTE "ABSTAIN"] FOR THE RELEVANT PROPOSAL ITEMS.

       To present the Directors' report, financial               Non-Voting    No vote
       statements and independent Auditor's report
       for the FYE 30 JUN 2009

1.     Ratify, the continuing appointment of Christopher         Mgmt          For                            For
       T. Beare as a Director of Dexus Funds Management
       Limited

2.     Ratify, the initial appointment of John C. Conde          Mgmt          For                            For
       AO as a Director of Dexus Funds Management
       Limited

3.     Ratify, the initial appointment of Peter B.               Mgmt          For                            For
       St. George as a Director of Dexus Funds Management
       Limited

4.     Ratify, for the purposes of ASX Listing Rule              Mgmt          For                            For
       7.1 and 7.4, the issue of 138,500,000 stapled
       securities, each comprising a unit in each
       of Dexus Diversified Trust, Dexus Industrial
       Trust, Dexus Office Trust and Dexus Operations
       Trust, [Security] to certain institutional
       and sophisticated investors at AUD 0.65 per
       Security issued on 21 APR 2009 as specified

5.     Adopt the remuneration report for the FYE 30              Mgmt          For                            For
       JUN 2009




--------------------------------------------------------------------------------------------------------------------------
 ING OFFICE FUND                                                                             Agenda Number:  702149938
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q49560107
    Meeting Type:  AGM
    Meeting Date:  30-Nov-2009
          Ticker:
            ISIN:  AU000000IOF6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN INFORMATION MEETING.          Non-Voting    No vote
       SHOULD YOU WISH TO ATTEND THE MEETING PERSONALLY,
       YOU MAY APPLY FOR AN ENTRANCE CARD BY CONTACTING
       YOUR CLIENT REPRESENTATIVE. THANK YOU

       Receive a presentation on the results and activities      Non-Voting    No vote
       of the Fund for the FYE 30 JUN 2009 and an
       update of the activities post 30 JUN 2009



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cohen & Steers Advantage Income Realty Fund, Inc.
By (Signature)       /s/ Adam M. Derechin
Name                 Adam M. Derechin
Title                President
Date                 08/18/2010